SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Decrease in net income (loss) for the period		$ 18,200
Loss related to foreign exchange differences		11,000
Gain of unclaimed fees for expired tickets		32,300
Useful life of intangible asset	The estimated new useful life is 5 years, equivalent to the period for finishing all the image changes necessary.
TAM S.A. and Subsidiaries [Member]
Disclosure of detailed information about intangible assets [line items]
Loss resulting from an account reconciliation process		$ 39,500
Trade Marks [Member]
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible asset		P5Y